CONSOLDIATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
OPERATING ACTIVITIES
Net earnings	$ 606,026	$ 530,076	$ 504,961
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	120,692	115,371	110,519
Amortization of intangibles	9,352	9,479	8,975
Equity in earnings of affiliates, net of dividends	5,246	13,507	(1,583)
Provision for deferred income taxes	9,800	1,067	4,668
Gain on property/equipment sales and plant facilities	(1,667)	(2,127)	(170)
Non-cash investment activities	(1,387)	(2,705)	(3,514)
Stock-based compensation expense	14,393	17,596	16,710
Excess tax benefit from stock-based compensation	(24,700)	(23,406)	(8,847)
Other		963
Changes in operating assets and liabilities, net of acquisitions:
Increase in accounts receivable	(20,486)	(44,459)	(45,931)
(Increase) decrease in inventories	(21,645)	31,699	(64,698)
Decrease (increase) in prepaid expenses and other current assets	11,592	(9,792)	7,194
(Decrease) increase in pension and post-retirement benefits	(32,644)	11,283	(10,019)
Increase (decrease) in accounts payable and accrued expenses	72,307	(10,747)	(484)
NET CASH PROVIDED BY OPERATING ACTIVITIES	746,879	637,805	517,781
INVESTING ACTIVITIES
Net sale of trading securities		77,558
Acquisitions of businesses/intangibles	(466,204)	(665,415)	(168)
Purchases of property/equipment	(159,138)	(106,762)	(132,303)
Proceeds from sales of property/equipment	10,285	10,164	4,564
(Increase) decrease in investments, equity in affiliates, and other assets	(1,718)	(6,619)	21,143
NET CASH USED IN INVESTING ACTIVITIES	(616,775)	(691,074)	(106,764)
FINANCING ACTIVITIES
Proceeds from short-term debt	115,000	25,000
Principal payments on short-term debt	(115,000)	(25,000)
Dividends paid on common stock	(203,156)	(174,320)	(152,204)
Share repurchase	(58,937)	(70,819)	(61,366)
Proceeds from exercise of stock options	10,523	30,212	14,700
Excess tax benefit from stock-based compensation	24,700	23,406	8,847
Distribution to noncontrolling interest	(2,500)	(4,000)	(3,500)
Proceeds from noncontrolling interest			774
NET CASH USED IN FINANCING ACTIVITIES	(229,370)	(195,521)	(192,749)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(574)	416	990
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(99,840)	(248,374)	219,258
Cash and cash equivalents at beginning of year	434,014	682,388	463,130
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 334,174	$ 434,014	$ 682,388